Pension Plans (Summary of Projected Benefit Obligations and Fair Value of Plan Assets for Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 14,572	¥ 15,203
Fair value of plan assets	0	0
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	2,308	3,844
Fair value of plan assets	¥ 366	¥ 2,110